Non-cash Transactions	12 Months Ended
Dec. 31, 2019
Non Cash Transaction From Financing Activities [Abstract]
Non Cash Transactions
34.	NON-CASH TRANSACTIONS

For the years ended December 31, 2017, 2018 and 2019, the Company entered into the following non-cash investing activities:

	Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
	(In Millions)
Increase in property, plant and equipment	$26,069	$27,979	$23,164
Other payables	806	571	1,002
	$26,875	$28,550	$24,166

For the year ended December 31, 2019, changes in liabilities arising from financing activities, including non-cash transactions, were as follows:

	Balance on January 1, 2019	Cash Flows from Financing Activities	Changes in Non-Cash Transactions		Cash Flows from Operation Activities - Interest Paid	Balance on December 31, 2019
			New Leases	Others
	NT$	NT$	NT$	NT$	NT$	NT$
(In Millions)
Lease liabilities	$10,340	$(3,728)	$3,803	$(572)	$(85)	$9,758